Dividend Income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenue From Dividends [Abstract]
Schedule of revenue from dividends [Table Text Block]
(1)	Details of dividend income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Dividend income related to financial assets at FVTPL	67,892	86,979	120,158
Dividend income related to financial assets at FVTOCI	22,660	20,980	18,385

Total	90,552	107,959	138,543

Details of dividend income related to financial assets at fair value through other comprehensive income
(2)	Details of dividends related to financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Dividend income recognized from assets held
Equity securities	22,386	20,980	18,385
Dividend income recognized in assets derecognized	274	—	—

Total	22,660	20,980	18,385